Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining nine months of 2016	$ 43,698
2017	57,924
2018	55,707
2019	42,050
2020	15,057
Thereafter	22,987
Net Book Value	237,423
Amortization of intangible assets	$ 14,700	$ 22,000